NOTES PAYABLE (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term notes payable, including related parties	$ 65,000,000	$ 96,000	$ 1,026,000,000
Dr. Imhoff
Short-term notes payable, including related parties	65,000	0	167,000
Mr. Case
Short-term notes payable, including related parties		0	150,000
Mr. Gould
Short-term notes payable, including related parties		0	100,000
Mr. Grimm
Short-term notes payable, including related parties		0	49,000
Dr. Cartwright
Short-term notes payable, including related parties	41,000	46,000	48,000
Mr. Blumberg
Short-term notes payable, including related parties		0	223,000
Dr. Faupel
Short-term notes payable, including related parties	$ 5,000	5,000	5,000
K2 (Shenghuo)
Short-term notes payable, including related parties		0	203,000
Premium Finance (Insurance)
Short-term notes payable, including related parties		45,000	58,000
Everest
Short-term notes payable, including related parties		0	8,000
Ms. Mamula
Short-term notes payable, including related parties		$ 0	$ 15,000